Fair Value Measurement - Goodwill and Impairment Testing (Details) - USD ($) $ in Thousands	May 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value Measurement
Goodwill		$ 3,264,071	$ 3,270,952	$ 1,545,424
Impairment of goodwill	$ 0